Performance Trust Municipal Bond Fund
Schedule of Investments
May 31, 2023 (Unaudited)
	Principal
	Amount	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 5.38%
Freddie Mac Multifamily ML Certificates
2022-ML13, 0.954%, 07/25/2036	$85,131,482	$4,974,232
2022-ML13, 0.984%, 09/25/2036	54,020,698	3,833,849
2020-ML07, 2.000%, 10/25/2036 (a)(b)(c)	15,239,624	2,248,911
2019-ML05 0.247%, 11/25/2033 (b)(c)	46,161,681	773,670
2019-ML06, 1.133%, 06/25/2037 (b)(c)	10,678,060	892,686
2021-ML08, 1.861%, 07/25/2037 (b)(c)	18,003,575	2,489,894
2021-ML10, 2.057%, 01/25/2038 (b)(c)	14,198,100	2,273,826
2021-ML11, 0.770%, 03/25/2038 (a)(b)(c)	92,231,293	5,319,901
2021-ML10, 1.518%, 06/25/2038 (a)(b)(c)	50,840,723	6,110,038
2021-ML09, 1.490%, 02/25/2040 (a)(b)(c)	25,086,639	3,110,743
2021-ML12, 1.223%, 07/25/2041 (b)(c)	19,216,840	1,934,752
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $35,973,779)		33,962,502

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 1.86%
California Housing Finance Agency
2021-2, 0.844%, 03/25/2035 (c)	31,837,776	1,661,295
2021-1, 0.797%, 11/20/2035 (c)	42,200,109	2,210,019
2021-3, 0.765%, 08/20/2036 (c)	25,699,090	1,416,791
New Hampshire Business Finance Authority
2022-2, 0.696%, 10/20/2036 (c)	68,016,981	3,483,830
Washington State Housing Finance Commission
2021-1, 0.726%, 12/20/2035 (c)	61,894,570	2,977,749
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $12,630,004)		11,749,684

MUNICIPAL BONDS - 90.04%
Alabama - 2.06%
Black Belt Energy Gas District
5.250%, 02/01/2053	4,000,000	4,179,707
5.500%, 11/01/2053	2,345,000	2,486,607
Lower Alabama Gas District
5.000%, 09/01/2034	2,840,000	2,940,821
Southeast Energy Authority A Cooperative District
5.500%, 01/01/2053	3,180,000	3,391,358
		12,998,493
Alaska - 0.71%
Alaska Industrial Development & Export Authority
5.250%, 06/01/2045	2,735,000	2,724,961
CIVIC Ventures, AK
5.000%, 09/01/2033	1,750,000	1,757,777
		4,482,738
Arizona - 2.99%
Arizona Industrial Development Authority
1.500%, 07/01/2023	150,000	149,420
1.800%, 07/01/2024	175,000	167,014
3.250%, 07/01/2031	2,000,000	1,752,297
City of Phoenix, AZ Civic Improvement Corp.
5.000%, 07/01/2043	5,000,000	5,529,691
Florence Town, Inc. Industrial Development Authority
5.000%, 07/01/2023 (a)	100,000	100,099
Industrial Development Authority of the City of Phoenix
4.000%, 07/01/2026 (a)	2,475,000	2,406,434
5.000%, 07/01/2045 (a)	4,000,000	3,678,834
Park Central Community Facilities District
4.375%, 07/01/2024	820,000	811,439
State of Arizona Distribution Revenue
5.500%, 07/01/2038	2,000,000	2,415,952
5.500%, 07/01/2042	1,545,000	1,863,905
		18,875,085
California - 12.43%
Alhambra Unified School District
0.000%, 08/01/2037 (d)	11,000,000	6,261,684
California Educational Facilities Authority
5.000%, 03/15/2039	1,015,000	1,197,575
California Health Facilities Financing Authority
5.000%, 11/01/2047	7,950,000	8,826,461
California Municipal Finance Authority
4.000%, 12/01/2026 (a)	1,500,000	1,436,070
California Pollution Control Financing Authority
5.000%, 07/01/2037 (a)	1,750,000	1,839,054
5.000%, 07/01/2038 (a)	1,500,000	1,570,099
California Public Finance Authority
2.875%, 05/15/2027 (a)	1,125,000	1,029,591
City of San Diego, CA Tobacco Settlement Revenue Funding Corp.
4.000%, 06/01/2032	1,205,000	1,185,323
Coachella Valley Unified School District
0.000%, 08/01/2035 (d)	615,000	388,460
0.000%, 08/01/2043 (d)	1,015,000	415,832
El Rancho Unified School District
0.000%, 08/01/2035 (d)	310,000	194,412
Fowler Unified School District
5.500%, 08/01/2053	4,945,000	5,639,589
Gateway Unified School District
0.000%, 08/01/2037 (d)	1,725,000	960,380
Inland Empire Tobacco Securitization Corp.
3.678%, 06/01/2038	3,475,000	3,255,421
M-S-R Energy Authority
6.500%, 11/01/2039	2,635,000	3,062,223
6.500%, 11/01/2039	3,535,000	4,108,143
Newport Mesa Unified School District
0.000%, 08/01/2037 (d)	100,000	57,962
0.000%, 08/01/2038 (d)	1,000,000	549,586
Oceanside Unified School District
0.000%, 08/01/2035 (d)	135,000	84,059
0.000%, 08/01/2036 (d)	175,000	102,824
0.000%, 08/01/2037 (d)	775,000	429,087
Placentia-Yorba Linda Unified School District
0.000%, 08/01/2041 (d)	5,325,000	2,464,426
Poway Unified School District
0.000%, 08/01/2037 (d)	6,320,000	3,604,249
0.000%, 08/01/2038 (d)	5,445,000	2,942,860
0.000%, 08/01/2046 (d)	12,000,000	4,087,166
San Bernardino, CA City Unified School District
0.000%, 08/01/2035 (d)	180,000	114,240
San Bernardino, CA Community College District
0.000%, 08/01/2038 (d)	150,000	79,654
0.000%, 08/01/2044 (d)	12,485,000	4,826,167
San Diego, CA Unified School District
0.000%, 07/01/2037 (d)	550,000	321,077
0.000%, 07/01/2038 (d)	1,655,000	912,111
0.000%, 07/01/2040 (d)	7,215,000	3,556,999
0.000%, 07/01/2041 (d)	2,150,000	1,973,236
San Mateo, CA Union High School District
0.000%, 09/01/2041 (d)	1,390,000	1,328,714
Santa Barbara, CA Secondary High School District
0.000%, 08/01/2036 (d)	335,000	194,479
0.000%, 08/01/2040 (d)	5,680,000	2,736,882
St. Helena Unified School District
0.000%, 06/01/2036 (d)	2,805,000	3,214,653
West Contra Costa Unified School District
0.000%, 08/01/2036 (d)	5,795,000	3,521,154
		78,471,902
Colorado - 3.08%
City & County of Denver, CO Airport System Revenue
5.750%, 11/15/2036	6,190,000	7,381,239
5.750%, 11/15/2041	5,325,000	6,035,105
City of Fruita, CO Healthcare Revenue
5.000%, 01/01/2028	700,000	669,230
Public Authority for Colorado Energy
6.500%, 11/15/2038	4,555,000	5,333,252
		19,418,826
Connecticut - 0.63%
State of Connecticut
5.000%, 11/15/2037	1,010,000	1,136,751
State of Connecticut Special Tax Revenue
5.250%, 07/01/2040	2,500,000	2,839,426
		3,976,177
Delaware - 0.57%
University of Delaware
5.000%, 11/01/2038	1,595,000	1,869,929
5.000%, 11/01/2039	1,510,000	1,760,796
		3,630,725
District of Columbia - 1.03%
District of Columbia
5.500%, 07/01/2047	4,750,000	5,381,321
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.000%, 07/15/2038	1,000,000	1,135,145
		6,516,466
Florida - 8.93%
Bay County School Board
5.500%, 07/01/2041	1,315,000	1,480,056
5.500%, 07/01/2042	1,300,000	1,456,730
Capital Trust Agency, Inc.
5.000%, 08/01/2040	170,000	170,860
City of Jacksonville, FL
5.250%, 10/01/2037	6,000,000	6,857,337
County of Miami-Dade, FL
0.000%, 10/01/2041 (d)	1,375,000	600,755
0.000%, 10/01/2042 (d)	1,085,000	448,777
0.000%, 10/01/2045 (d)	4,500,000	1,644,754
County of Miami-Dade, FL Seaport Department
5.000%, 10/01/2036	1,450,000	1,559,251
5.000%, 10/01/2038	4,370,000	4,634,138
County of Miami-Dade, FL Transit System
5.000%, 07/01/2047	7,500,000	8,084,877
County of Pasco, FL Sales Tax Revenue
5.000%, 10/01/2042	4,240,000	4,591,480
County of Sarasota, FL Utility System Revenue
5.250%, 10/01/2047	2,500,000	2,784,824
County of Seminole, FL
5.250%, 10/01/2039	3,520,000	3,936,368
Florida Development Finance Corp.
5.000%, 09/15/2040 (a)	2,050,000	1,810,973
5.500%, 09/15/2025 (a)	925,000	907,146
Palm Beach County School District
5.250%, 08/01/2036	1,750,000	2,001,145
5.250%, 08/01/2040	3,500,000	3,905,438
Sarasota County, FL School Board
5.000%, 07/01/2036	800,000	929,031
5.000%, 07/01/2037	875,000	1,003,341
School District of Broward County
5.000%, 07/01/2047	7,000,000	7,562,516
		56,369,797
Georgia - 0.63%
City of Conyers, GA
4.300%, 03/01/2031 (e)	1,185,000	1,017,069
Main Street Natural Gas, Inc.
5.000%, 07/01/2053	2,000,000	2,110,005
Walton County Water & Sewer Authority
5.250%, 02/01/2047	785,000	878,256
		4,005,330
Hawaii - 1.20%
City & County Honolulu, HI Wastewater System Revenue
5.000%, 07/01/2042	6,855,000	7,564,913
Illinois - 4.07%
City of Joliet, IL
5.500%, 12/15/2042	2,250,000	2,519,251
County of Cook, IL Sales Tax Revenue
5.250%, 11/15/2045	5,000,000	5,358,280
DuPage County School District No. 58 Downers Grove
5.000%, 12/15/2036	1,045,000	1,191,344
5.000%, 12/15/2037	2,205,000	2,477,042
5.250%, 12/15/2038	155,000	174,830
Illinois State Toll Highway Authority
5.250%, 01/01/2045	2,070,000	2,274,136
Metropolitan Pier & Exposition Authority
0.000%, 12/15/2036 (d)	6,500,000	3,573,964
Sales Tax Securitization Corp.
5.000%, 01/01/2035	1,500,000	1,652,141
5.000%, 01/01/2035	1,000,000	1,105,552
5.000%, 01/01/2036	1,100,000	1,199,323
Will County School District No. 114 Manhattan
5.500%, 01/01/2045	3,765,000	4,201,655
		25,727,518
Indiana - 6.08%
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	507,907
Clark-Pleasant Community School Building Corp.
5.250%, 01/15/2042	2,500,000	2,779,219
Fort Wayne Redevelopment Authority
5.000%, 12/15/2041	2,040,000	2,229,390
Franklin Township-Marion County Multiple School Building Corp.
5.000%, 07/15/2040	4,520,000	4,932,989
Greater Clark Building Corp.
6.000%, 07/15/2038	1,875,000	2,236,699
6.000%, 01/15/2042	5,260,000	6,274,576
Indiana Finance Authority
5.000%, 01/01/2042	1,000,000	1,060,844
IPS Multi-School Building Corp.
5.500%, 07/15/2042	1,250,000	1,395,128
Lake Ridge Multi-School Building Corp.
5.500%, 07/15/2040	1,500,000	1,699,329
Merrillville Multi School Building Corp.
5.000%, 01/15/2042	8,890,000	9,606,063
Tippecanoe County School Building Corp.
6.000%, 01/15/2042	4,740,000	5,658,361
		38,380,505
Iowa - 0.84%
Iowa Tobacco Settlement Authority
4.000%, 06/01/2049	5,435,000	5,322,175
Kentucky - 1.10%
County of Trimble, KY
1.300%, 09/01/2044	3,500,000	2,929,176
Kentucky Economic Development Finance Authority
5.000%, 05/15/2026	625,000	604,371
Kentucky State Property & Building Commission
5.250%, 06/01/2037	3,010,000	3,397,784
		6,931,331
Louisiana - 0.38%
Ernest N Morial New Orleans Exhibition Hall Authority
5.000%, 07/15/2039	2,210,000	2,429,790
Maryland - 1.01%
Maryland Stadium Authority
5.000%, 05/01/2050	5,750,000	6,391,658
Michigan - 6.02%
City of Detroit, MI
4.000%, 04/01/2044	3,000,000	2,213,805
Clarkston Community Schools
5.000%, 05/01/2037	345,000	388,527
5.000%, 05/01/2038	540,000	601,157
Garden City School District, MI
5.000%, 05/01/2046	1,505,000	1,611,684
5.000%, 05/01/2048	1,640,000	1,745,344
Great Lakes Water Authority Sewage Disposal System Revenue
5.250%, 07/01/2042	9,905,000	10,847,983
Great Lakes Water Authority Water Supply System Revenue
5.250%, 07/01/2042	3,000,000	3,266,527
Hemlock Public School District
5.000%, 05/01/2045	1,200,000	1,296,820
Holly Area School District
5.250%, 05/01/2048	8,235,000	9,176,057
Kalamazoo Economic Development Corp.
2.625%, 05/15/2025	115,000	110,120
Michigan Finance Authority
3.267%, 06/01/2039	6,000,000	5,365,757
3.875%, 10/01/2023	250,000	249,537
Michigan State University
5.000%, 08/15/2039	1,000,000	1,121,920
		37,995,238
Minnesota - 0.49%
City of Minneapolis, MN
5.750%, 07/01/2055	2,000,000	1,948,490
City of Rochester, MN
5.000%, 11/15/2035	645,000	765,348
University of Minnesota
5.000%, 08/01/2036	300,000	361,125
		3,074,963
Missouri - 0.43%
City of St Louis, MO Airport Revenue
5.000%, 07/01/2036	500,000	566,760
5.000%, 07/01/2037	605,000	679,370
5.000%, 07/01/2038	380,000	424,658
St. Louis County Industrial Development Authority
5.125%, 09/01/2048	1,250,000	1,059,872
		2,730,660
Nebraska - 0.34%
Central Plains Energy Project
5.000%, 09/01/2034	2,000,000	2,143,699
Nevada - 1.05%
County of Clark, NV
5.000%, 07/01/2038	3,000,000	3,368,345
Las Vegas Convention & Visitors Authority
5.000%, 07/01/2038	3,000,000	3,264,766
		6,633,111
New Jersey - 1.76%
New Jersey Economic Development Authority
5.250%, 06/15/2037	1,560,000	1,661,334
5.250%, 06/15/2038	1,935,000	2,048,890
5.500%, 01/01/2027	300,000	302,649
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2037 (d)	3,395,000	1,920,172
0.000%, 12/15/2038 (d)	1,125,000	606,255
0.000%, 12/15/2039 (d)	5,000,000	2,483,798
5.250%, 06/15/2036	1,900,000	2,120,680
		11,143,778
New York - 4.80%
Build NYC Resource Corp.
4.000%, 06/15/2031 (a)	600,000	558,796
4.000%, 06/15/2041 (a)	1,350,000	1,100,052
City of New York, NY
5.250%, 10/01/2041	2,500,000	2,826,752
New York City Transitional Finance Authority Future Tax Secured Revenue
5.250%, 08/01/2042	5,000,000	5,597,656
5.500%, 11/01/2045	9,825,000	11,229,471
New York State Dormitory Authority
5.000%, 10/01/2048	4,000,000	4,710,480
Triborough Bridge & Tunnel Authority
5.000%, 05/15/2043	2,105,000	2,298,434
Triborough Bridge & Tunnel Authority Sales Tax Revenue
5.000%, 05/15/2037	875,000	998,829
5.000%, 05/15/2038	875,000	990,842
		30,311,312
North Carolina - 3.08%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2042	5,035,000	5,515,659
Town of Clayton NC Water & Sewer Revenue
5.000%, 08/01/2038	925,000	1,044,599
University of North Carolina at Chapel Hill
5.000%, 02/01/2045	5,100,000	5,693,135
5.000%, 02/01/2049	5,175,000	5,760,554
Watauga Public Facilities Corp.
5.250%, 06/01/2042	1,250,000	1,405,327
		19,419,274
North Dakota - 0.30%
City of Larimore, ND
0.850%, 05/01/2024	2,000,000	1,920,819
Ohio - 1.06%
County of Hamilton, OH
5.000%, 11/15/2049	5,500,000	6,058,750
Ohio Higher Educational Facility Commission
3.750%, 12/01/2023	615,000	604,906
		6,663,656
Oregon - 1.00%
Hospital Facilities Authority of Multnomah County Oregon
0.950%, 06/01/2027	1,000,000	868,438
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	450,297
Port of Portland, OR Airport Revenue
5.000%, 07/01/2037	2,000,000	2,159,497
State of Oregon Department of Transportation
5.000%, 11/15/2038	2,500,000	2,848,749
		6,326,981
Pennsylvania - 3.29%
Allegheny County Sanitary Authority
5.750%, 06/01/2047	6,835,000	7,826,762
Bucks County Water and Sewer Authority
5.000%, 12/01/2036	380,000	431,206
5.000%, 12/01/2037	425,000	476,991
City of Philadelphia, PA Water & Wastewater Revenue
5.500%, 06/01/2047	5,365,000	5,943,133
Delaware Valley Regional Finance Authority
4.253% (1 Month LIBOR USD + 0.880%), 09/01/2048	1,000,000	994,861
Pennsylvania Turnpike Commission
5.250%, 12/01/2041	1,000,000	1,099,744
5.250%, 12/01/2042	1,000,000	1,098,840
Southeastern Pennsylvania Transportation Authority
5.250%, 06/01/2041	2,585,000	2,912,751
		20,784,288
Puerto Rico - 1.35%
Commonwealth of Puerto Rico
0.000%, 07/01/2024 (d)	49,219	46,923
0.000%, 07/01/2033 (d)	189,697	111,442
0.000%, 11/01/2043 (d)	696,364	340,348
4.000%, 07/01/2033	147,407	135,621
4.000%, 07/01/2035	132,497	118,692
4.000%, 07/01/2037	113,718	98,970
4.000%, 07/01/2041	154,613	129,503
4.000%, 07/01/2046	160,797	130,014
5.250%, 07/01/2023	81,902	81,987
5.375%, 07/01/2025	164,169	167,738
5.625%, 07/01/2027	162,682	170,231
5.625%, 07/01/2029	160,042	169,782
5.750%, 07/01/2031	155,448	167,719
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040	3,084,170	2,552,151
Puerto Rico Highway & Transportation Authority
5.850%, 03/01/2027 (e)	1,395,000	1,397,790
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.000%, 07/01/2024 (d)	1,543,000	1,476,345
0.000%, 07/01/2029 (d)	1,589,000	1,218,074
		8,513,330
Rhode Island - 0.59%
Rhode Island Health and Educational Building Corp.
5.500%, 05/15/2042	3,335,000	3,732,382
South Carolina - 1.27%
County of Horry, SC
5.250%, 09/01/2047	4,000,000	4,354,555
South Island Public Service District, SC
5.250%, 04/01/2042	3,325,000	3,657,576
		8,012,131
Tennessee - 0.69%
Metropolitan Nashville Airport Authority
5.250%, 07/01/2035	1,500,000	1,670,898
5.500%, 07/01/2036	1,125,000	1,268,617
5.500%, 07/01/2037	1,250,000	1,397,693
		4,337,208
Texas - 10.86%
Board of Regents of the University of Texas System
5.000%, 08/15/2049	7,000,000	8,155,198
Celina Independent School District
5.000%, 02/15/2047	5,000,000	5,438,374
City of Austin, TX Water & Wastewater System Revenue
5.000%, 11/15/2040	1,225,000	1,370,169
5.000%, 11/15/2041	1,700,000	1,894,782
City of San Antonio, TX Electric & Gas Systems Revenue
5.000%, 02/01/2038	6,000,000	6,788,205
5.000%, 02/01/2039	3,265,000	3,677,017
5.250%, 02/01/2040	6,000,000	6,835,541
Colony Economic Development Corp.
7.250%, 10/01/2042	1,500,000	1,450,898
Colony Local Development Corp.
7.250%, 10/01/2033	700,000	702,512
County of Harris, TX
4.235% (3 Month LIBOR USD + 0.670%), 08/15/2035	1,020,000	959,195
Lower Colorado River Authority
5.500%, 05/15/2047	5,000,000	5,528,571
Melissa Independent School District
5.000%, 02/01/2047	6,000,000	6,553,280
North Texas Tollway Authority
5.250%, 01/01/2038	4,100,000	4,566,885
Port of Beaumont Industrial Development Authority
4.100%, 01/01/2028 (a)	3,000,000	2,399,418
Pottsboro Higher Education Finance Corp.
2.000%, 08/15/2040	775,000	530,747
Van Alstyne Independent School District
5.000%, 02/15/2047	5,935,000	6,552,125
West Harris County Regional Water Authority
5.500%, 12/15/2042	4,500,000	5,146,030
		68,548,947
Utah - 1.74%
Wasatch County School District Local Building Authority
5.500%, 06/01/2047	7,570,000	8,446,171
Wildflower Improvement Association
6.625%, 03/01/2031 (a)(e)	2,650,002	2,545,055
		10,991,226
Washington - 1.86%
Central Puget Sound Regional Transit Authority
5.000%, 11/01/2046	10,000,000	11,404,236
Washington State Housing Finance Commission
5.000%, 01/01/2055 (a)	500,000	354,611
		11,758,847
Wisconsin - 0.32%
Public Finance Authority
7.500%, 06/01/2029 (a)	2,000,000	1,994,832
TOTAL MUNICIPAL BONDS (Cost $572,646,101)		568,530,111

SHORT-TERM INVESTMENT - 6.35%
First American Government Obligations Fund - Class X, 4.965% (f)	40,075,587	40,075,587
TOTAL SHORT-TERM INVESTMENT (Cost $40,075,587)		40,075,587

Total Investments (Cost $661,325,471) - 103.63%		654,317,884
Liabilities in Excess of Other Assets - (3.63)%		(22,893,118)
TOTAL NET ASSETS - 100.00%		$631,424,766

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2023. The coupon is based on an underlying pool of loans.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Represents a security issued at a discount to its face value but pays no interest.
(e)	Represents an illiquid security. The total market value of these securities was $4,959,914, representing 0.79% of net assets as of May 31, 2023.
(f)	Seven day yield at May 31, 2023.

The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Exposure at May 31, 2023

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s investments carried at fair value:

Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income:
Agency Commercial Mortgage Backed Securities	$-	$33,962,502	$-	$33,962,502
Non-Agency Commercial Mortgage Backed Securities	-	11,749,684	-	11,749,684
Municipal Bonds	-	568,530,111	-	568,530,111
Total Fixed Income	-	614,242,297	-	614,242,297

Short-Term Investments	40,075,587	-	-	40,075,587

Total Investments In Securities	$40,075,587	$614,242,297	$-	$654,317,884

For the period ended May 31, 2023, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2023.